Summary Of Significant Accounting Policies - Subsidiaries (Tables) (Details)	6 Months Ended
Jun. 30, 2014
Aegean Sea Maritime Holdings Inc.
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Sub-Holding Company
Country of Incorporation	Marshall Is.
2014	1/1 - 06/30
Amorgos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
2014	1/1 - 06/30
Andros Shipping Corporation
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
2014	1/1 - 06/30
Antikithira Shipping Corporation
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
2014	1/1 - 06/30
Antiparos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
2014	1/1 - 06/30
Amindra Shipping Co.
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Sub-Holding Company
Country of Incorporation	Marshall Is.
2014	1/1 - 06/30
Crete Shipping Corporation
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
2014	1/1 - 06/30
Folegandros Shipping Corporation
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
2014	1/1 - 06/30
Ikaria Shipping Corporation
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
2014	1/1 - 06/30
Ios Shipping Corporation
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	Cayman Is.
2014	1/1 - 06/30
Kithira Shipping Corporation
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
2014	1/1 - 06/30
Kos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
2014	1/1 - 06/30
Mytilene Shipping Corporation
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
2014	1/1 - 06/30
Navios Maritime Acquisition Corporation
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Holding Company
Country of Incorporation	Marshall Is.
2014	1/1 - 06/30
Navios Acquisition Finance (U.S.) Inc.
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Co-Issuer
Country of Incorporation	Delaware
2014	1/1 - 06/30
Rhodes Shipping Corporation
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
2014	1/1 - 06/30
Serifos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
2014	1/1 - 06/30
Shinyo Dream Limited
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	Hong Kong
2014	1/1 - 06/30
Shinyo Kannika Limited
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	Hong Kong
2014	1/1 - 06/30
Shinyo Kieran Limited
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	British Virgin Is.
2014	1/1 - 06/30
Shinyo Loyalty Limited
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	Hong Kong
2014	1/1 - 06/30
Shinyo Navigator Limited
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	Hong Kong
2014	1/1 - 06/30
Shinyo Ocean Limited
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	Hong Kong
2014	1/1 - 06/30
Shinyo Saowalak Limited
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	British Virgin Is.
2014	1/1 - 06/30
Sifnos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
2014	1/1 - 06/30
Skiathos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
2014	1/1 - 06/30
Skopelos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	Cayman Is.
2014	1/1 - 06/30
Syros Shipping Corporation
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
2014	1/1 - 06/30
Thera Shipping Corporation
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
2014	1/1 - 06/30
Tinos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
2014	1/1 - 06/30
Oinousses Shipping Corporation
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
2014	1/1 - 06/30
Psara Shipping Corporation
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
2014	1/1 - 06/30
Antipsara Shipping Corporation
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
2014	1/1 - 06/30
Samothrace Shipping Corporation
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
2014	1/1 - 06/30
Thasos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
2014	1/1 - 06/30
Limnos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
2014	1/1 - 06/30
Skyros Shipping Corporation
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
2014	1/1 - 06/30
Alonnisos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
2014	1/1 - 06/30
Makronisos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
2014	1/1 - 06/30
Iraklia Shipping Corporation
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
2014	1/1 - 06/30
Paxos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
2014	1/1 - 06/30
Antipaxos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
2014	1/1 - 06/30
Donoussa Shipping Corporation
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
2014	1/1 - 06/30
Schinousa Shipping Corporation
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
2014	1/1 - 06/30
Navios Acquisition Europe Finance Inc
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Sub-Holding Company
Country of Incorporation	Marshall Is.
2014	1/1 - 06/30
Sikinos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
2014	1/1 - 06/30
Kerkyra Shipping Corporation
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
2014	1/1 - 06/30
Lefkada Shipping Corporation
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
2014	1/1 - 06/30
Zakynthos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
2014	1/1 - 06/30
Leros Shipping Corporation
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
2014	4/4 - 06/30
Kimolos Shipping Corporation [Member]
Subsidiaries Nature, Country of Incorporation List, Statement of Operations
Nature	Vessel Owning Company
Country of Incorporation	Marshall Is.
2014	4/29 - 06/30